Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
The Bank of New York Mellon Corporation 401(k) Savings Plan

EIN: 13-2614959
Plan Number: 004
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

	Identity of issue, borrower, lessor, or similar party	Description of investments and notes receivable	Cost	Current value

*	Master Trust	Common and preferred stock, self-directed accounts, collective trust funds and funds of funds	N/A	$10,514,417,004

*	Master Trust	Fully benefit-responsive investment contracts, at contract value	N/A	303,361,975

*	Notes receivable from participants	Notes receivable from participants at interest rates ranging from 4.25% to 9.50%	-	49,881,146

		Total investments and notes receivable (held at end of year)		$10,867,660,125

* Represents a party-in-interest as defined by ERISA.
N/A – This information is not required by ERISA or the Department of Labor to be reported for participant-directed investments.